Long term debt (Details) - Schedule of Long-term Debt Instruments - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Note payable to Ascentium Capital, secured by truck, bearing interest at 9% per annum, matures in September, 2017. (1)	$ 0	$ 5,292	$ 16,521
Less current portion of truck loan	0	(4,048)	(38,308)
Total long term debt net of current portion	50,007	0	$ 0
Secured Debt [Member]
Debt Instrument [Line Items]
Note payable to Ascentium Capital, secured by truck, bearing interest at 9% per annum, matures in September, 2017. (1)	5,682	9,340
Less current portion of truck loan	(5,682)	(4,048)
Total long term debt net of current portion	$ 0	$ 5,292